SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Corporate income tax payable	$ 553,569	$ 979,098
Other tax payable	13,113	28,384
Total taxes payable	$ 566,682	$ 1,007,482